Equity and Distributions (Tables)	12 Months Ended
Dec. 31, 2014
Limited Partners Capital Account [Line Items]
Summary of Changes in Number of Outstanding Units

The following table summarizes changes in the number of outstanding units since December 31, 2011:

			General
	Common	Subordinated	Partner
Balance, December 31, 2011	16,661,294	5,360,912	22,044
Common units issued	11,975,000	—	—
Restricted common units issued	287,943	—	—
Restricted common units forfeited	(2,334)	—	—
General partner units issued	—	—	12,273
Balance, December 31, 2012	28,921,903	5,360,912	34,317
Common units issued	26,450,000	—	—
Restricted common units issued	524,717	—	—
Restricted common units forfeited	(11,734)	—	—
Restricted common units repurchased (1)	(7,055)	—	—
General partner units issued	—	—	26,983
Balance, December 31, 2013	55,877,831	5,360,912	61,300
Common units issued	24,840,000	—	—
Restricted common units issued	684,954	—	—
Restricted common units forfeited	(38,294)	—	—
Restricted common units repurchased (1)	(42,587)	—	—
Common units repurchased under repurchase program	(899,912)	—	—
General partner units issued	—	—	25,497
Balance, December 31, 2014	80,421,992	5,360,912	86,797

(1)

Restricted common units are generally net-settled by unitholders to cover the required withholding tax upon vesting. Unitholders surrendered units with value equivalent to the employees’ minimum statutory obligation for the applicable income and other employment taxes. Total payments remitted for the employees’ tax obligations to the appropriate taxing authorities were $1.0 million and $0.1 million for the years ended December 31, 2014 and 2013, respectively. These net-settlements had the effect of unit repurchases by the Partnership as they reduced the number of units that would have otherwise been outstanding as a result of the vesting and did not represent an expense to the Partnership.

Summary of Incentive Distributions

The holders of the IDRs are entitled to incentive distributions if the amount we distribute with respect to one quarter exceeds specified target levels shown below:

	Target Quarterly Distributions	Marginal Percentage Interest in Distributions
	Target Amount	Unitholders	General Partner	IDR (1)
Minimum Quarterly Distribution	$0.4750	99.9%	0.1%	—
First Target Distribution	above $0.4750 up to $0.54625	99.9%	0.1%	—
Second Target Distribution	above $0.54625 up to $0.59375	85.0%	0.1%	14.9%
Thereafter	above $0.59375	75.0%	0.1%	24.9%

(1) The Funds collectively indirectly own 50% of our incentive distribution rights. The remaining IDRs are owned by our general partner.

Summary of Quarterly Cash Distribution Rates

The following table summarizes our declared quarterly cash distribution rates with respect to the quarter indicated (dollars in millions, except per unit amounts):

						Distribution
				Amount	Aggregate	Received by
Quarter	Declaration Date	Record Date	Payable Date	Per Unit	Distribution	Affiliates
4th Quarter 2014	January 26, 2015	February 5, 2015	February 12, 2015	$0.5500	$46.3	$3.1
3rd Quarter 2014	October 23, 2014	November 5, 2014	November 12, 2014	$0.5500	$47.8	$3.1
2nd Quarter 2014	July 24, 2014	August 5, 2014	August 12, 2014	$0.5500	$39.5	$3.0
1st Quarter 2014	April 24, 2014	May 6, 2014	May 13, 2014	$0.5500	$33.8	$3.0
4th Quarter 2013	January 27, 2014	February 6, 2014	February 13, 2014	$0.5500	$33.8	$3.0
3rd Quarter 2013	October 22, 2013	November 1, 2013	November 12, 2013	$0.5500	$33.8	$6.9
2nd Quarter 2013	July 18, 2013	August 1, 2013	August 12, 2013	$0.5125	$22.9	$6.4
1st Quarter 2013	April 18, 2013	May 1, 2013	May 13, 2013	$0.5125	$22.6	$6.4
4th Quarter 2012	January 15, 2013	February 1, 2013	February 13, 2013	$0.5075	$17.4	$6.3
3rd Quarter 2012	October 19, 2012	November 1, 2012	November 12, 2012	$0.4950	$11.1	$6.2
2nd Quarter 2012	July 19, 2012	August 1, 2012	August 13, 2012	$0.4800	$10.7	$6.0
1st Quarter 2012	April 19, 2012	May 1, 2012	May 14, 2012	$0.4800	$10.7	$6.0

Previous Owners [Member]
Limited Partners Capital Account [Line Items]
Summary of Previous Owners' Equity Transactions

The following table summarizes our previous owners’ equity transactions with respect to the period indicated (dollars in thousands):

	Tanos/Classic Properties	REO	WHT Properties	Cinco Group	Property Swap	Total Previous Owners
Balance, December 31, 2011	$50,853	$72,755	$99,524	$211,444	$148,582	$583,158
Net income	1,000	28,691	8,369	8,233	(23,451)	22,842
Contributions	—	—	—	64,597	—	64,597
Contribution of oil and gas properties	—	—	—	6,893	—	6,893
Distribution attributable to net assets acquired	—	—	—	—	27,000	27,000
Net book value of net assets acquired by Partnership	(50,639)	(93,696)	—	—	—	(144,335)
Contribution related to sale of assets to NGP affiliate	—	—	—	40,138	—	40,138
Net book value of net assets acquired by NGP affiliate	—	—	—	(33,859)	—	(33,859)
Distributions	(1,214)	(7,750)	—	(20,553)	1,079	(28,438)
Other	—	—	—	(92)	(112)	(204)
Balance, December 31, 2012	—	—	107,893	276,801	153,098	537,792
Net income (loss)	—	—	(1,219)	12,494	40,737	52,012
Contributions	—	—	—	7,233	89,570	96,803
Distribution attributable to net assets acquired	—	—	—	55,281	—	55,281
Net book value of net assets acquired by Partnership	—	—	(106,674)	(297,627)	—	(404,301)
Distributions	—	—	—	(31,098)	—	(31,098)
Other	—	—	—	(2,302)	—	(2,302)
Net assets retained by previous owners	—	—	—	(20,782)	—	(20,782)
Balance, December 31, 2013	$—	$—	$—	$—	$283,405	$283,405
Net income (loss)	—	—	—	—	(2,465)	(2,465)
Contributions	—	—	—	—	5,990	5,990
Distributions	—	—	—	—	(9,886)	(9,886)
Distribution of net asset to MRD Holdco	—	—	—	—	(26,131)	(26,131)
Tax related effects attributable to Memorial Resource restructuring transactions and initial public offering	—	—	—	—	(30,483)	(30,483)
Other	—	—	—	—	227	227
Balance, December 31, 2014	$—	$—	$—	$—	$220,657	$220,657